DEFICIENCY IN STOCKHOLDERS EQUITY (Details Narrative) - USD ($)			1 Months Ended									3 Months Ended								6 Months Ended		12 Months Ended
	Jan. 20, 2022	Apr. 30, 2013	Aug. 31, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	May 31, 2021	Mar. 31, 2020	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2022
Class of Stock [Line Items]
Common stock, shares authorized							1,100,000,000						1,100,000,000				1,100,000,000			1,100,000,000		1,100,000,000	1,100,000,000
Common stock, par value							$ 0.0001						$ 0.0001				$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued							1,426,629						1,426,629				832,500			1,429,129		1,426,629	832,500
Common stock, shares outstanding							1,426,629						1,426,629				832,500			1,429,129		1,426,629	832,500
Preferred stock, shares authorized							200,000,000						200,000,000				200,000,000			200,000,000		200,000,000	200,000,000
Preferred stock, par value							$ 0.0001						$ 0.0001				$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Issuance of shares, value															$ 600,000		$ 106,000					$ 1,573,000
Shares issued													32,898	10,902	25,000		21,250
Warrants to purchase of common stock							64,788	10,590					64,788	10,590	12,500						12,500	64,788
Security deposit							$ 25,000						$ 25,000									$ 25,000
Common shares issued for services, shares													500			16,250		3,125	3,750
Common shares issued for services													$ 21,960					$ 23,300	$ 15,000	$ 51,750	$ 430,427	$ 540,136	$ 36,800
Shares vested							150	625	150	625				150	150
Warrant maturity date													2024-12		2026-05
Warrant exercise price							$ 44.00						$ 44.00		$ 44.00						$ 44.00	$ 44.00
Number of common stock to settle the liability to issue shares															2,500
Shares issued price per share											$ 4.00						$ 8.64	$ 7.46	$ 4.00				$ 8.64
Stock Issued During Period, Value, Conversion of Convertible Securities																					$ 1,564,251	$ 1,564,251
Exercise of warrants for services shares																16,250
Exchange of shares for services, shares																	4,250
Exchange of shares for services, valued																	$ 36,800				$ 656,250	7,400
Vesting rate description																	50% of the Series C shares vested upon issuance and the other 50% vest in May 2021. The Company recorded 50% of the compensation expense upon issuance and 50% as a prepaid expense which will be amortized over the remaining of the six month service period.
Deemed dividend																						$ 13,477,055	$ 4,440
Class of stock warrant shares							64,788						64,788									64,788
Warrants to purchase of common stock													$ 523,000
Mid Atlantic Bi-theraputics Inc [Member]
Class of Stock [Line Items]
Issuance of shares, value													$ 1,425,000
Shares issued													31,250
Share-Based Payment Arrangement, Employee [Member]
Class of Stock [Line Items]
Common shares issued for services, shares															2,500
Common shares issued for services												$ 51,750
Convertible Notes Payable [Member]
Class of Stock [Line Items]
Conversion price percentage		90.00%
Debt instrument convertible conversion price		$ 0.40
Shares issued																						5,000
Common shares issued for services, shares														5,000
Common shares issued for services														$ 180,000
Forecast [Member]
Class of Stock [Line Items]
Shares vested			175		175
Subsequent Event [Member]
Class of Stock [Line Items]
Common stock, shares authorized																								2,500
Shares vested	625			625	150
Advisory Board [Member]
Class of Stock [Line Items]
Common shares issued for services, shares														625	625
Common shares issued for services														$ 22,500
Shares vested							150							150
Advisory Board [Member] | Forecast [Member]
Class of Stock [Line Items]
Shares vested			175
Advisory Board [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Shares vested					150
Board of Directors [Member]
Class of Stock [Line Items]
Common shares issued for services, shares														750
Common shares issued for services														$ 36,720
Advisory Board One [Member]
Class of Stock [Line Items]
Common shares issued for services, shares														625
Common shares issued for services														$ 28,475
Employee [Member]
Class of Stock [Line Items]
Common shares issued for services, shares															2,100
Shares vested							525	525
Employee [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Shares vested						525
Employees [Member]
Class of Stock [Line Items]
Shares issued												2,500
Shares vested															525
Two Employees [Member]
Class of Stock [Line Items]
Common shares issued for services, shares															2,100
MABT's COVID-19 Vaccine [Member]
Class of Stock [Line Items]
Issuance of shares, value													$ 1,425,000
Shares issued													31,250
Common Stock [Member]
Class of Stock [Line Items]
Issuance of shares, value													$ 523,000	$ 425,000		$ 525,000						$ 7
Shares issued													32,898			26,250						68,802
Warrants to purchase of common stock						57,142	1,008	10,590				57,142	1,008	10,590		26,250	11,375					1,008	11,375
Common shares issued for services, shares											2,500		500							2,500	19,287	21,787	4,250
Common shares issued for services											$ 7,400		$ 21,960								$ 2	$ 2
Perferred stock converted into common stock																339,591
Warrant exercise price																	$ 20.00						$ 20.00
Shares issued price per share																$ 17.84	$ 5.00						$ 5.00
Number of common stock to settle a payable																937
Value of common stock to settle a payable																$ 11,250
Shares issued																					339,591	339,592
Stock Issued During Period, Value, Conversion of Convertible Securities																					$ 34	$ 34
Exchange of shares for services, shares																					27,343	2,500
Exchange of shares for services, valued																					$ 3
Conversion of Stock, Shares Issued																203,000
Warrants and Rights Outstanding						$ 900,000						$ 900,000					$ 54,555						$ 54,555
Common Stock [Member] | Convertible Debt [Member]
Class of Stock [Line Items]
Shares issued price per share																$ 24.00
Shares issued																27,343
Stock Issued During Period, Value, Conversion of Convertible Securities																$ 656,250
Common Stock [Member] | Exchange for Services [Member]
Class of Stock [Line Items]
Common shares issued for services, shares																312
Common shares issued for services																$ 5,575
[custom:StockIssuedDuringPeriodValueExchangeForServices]																$ 5,575
Warrant [Member]
Class of Stock [Line Items]
Issuance of shares, value													$ 25,000
Shares issued													1,008
Warrants to purchase of common stock							63,780	2,500					63,780	2,500	2,500	2,750					2,500	63,780
Common shares issued for services																$ 325,000
Warrant maturity date													2024-12	2024-07
Warrant exercise price								$ 49.60						$ 49.60			$ 20.00						$ 20.00
Warrants and Rights Outstanding								$ 34,382						$ 34,382	$ 51,906	$ 9,533					$ 51,906
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, voting rights																				Series A Preferred carry 10 votes for each share of common stock that each Series A shares are convertible into at the record date;		Series A Preferred carry 10 votes for each share of common stock that each Series A shares are convertible into at the record date
Conversion price percentage																				35.00%		35.00%
Redeemable price percentage																				45.00%		45.00%
Issuance of shares, value																				$ 5,000,000		$ 5,000,000
Common shares issued for services, shares																	100,000,000
Common shares issued for services																	$ 1,560,840
Perferred stock converted into common stock																339,591
Shares issued price per share																	$ 0.0156						0.0156
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Redeemable price percentage																				125.00%		125.00%
Debt instrument convertible conversion price							$ 3.00						$ 3.00							$ 3.00		$ 3.00
Shares issued																26,250
Warrants to purchase of common stock																26,250
Common shares issued for services, shares																16,250
Number of preferred stock converted								9,000						9,000		203,000
Perferred stock converted into common stock								3,000						3,000		67,666
Shares issued price per share																$ 24.00
Shares issued																27,343
Stock Issued During Period, Value, Conversion of Convertible Securities																$ 656,250
Exercise of warrants for services shares																16,250
Conversion of Stock, Shares Issued																67,666
Warrants and Rights Outstanding																$ 525,000
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Conversion price percentage																						30.00%
Shares issued price per share																	$ 0.152						$ 0.152
Exchange of shares for services, shares																	30,000,000
Exchange of shares for services, valued																	$ 4,562,062
Series A Convertible Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Issued																339,591